Income Tax Expenses - Movement of Valuation Allowance (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	¥ 632,378	¥ 514,500
Additions	74,373	117,878
Balance at end of the year	¥ 706,751	¥ 632,378